JPMorgan Small & Mid Cap Enhanced Equity ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2026.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.2%
Aerospace & Defense — 3.4%
AAR Corp. *	16,232	1,776,755
AeroVironment, Inc. *	12,627	2,311,372
ATI, Inc. *	70,946	10,319,805
BWX Technologies, Inc.	44,060	9,009,829
Carpenter Technology Corp.	19,218	7,574,775
Curtiss-Wright Corp.	25,801	17,573,577
Hexcel Corp.	45,747	3,702,305
Kratos Defense & Security Solutions, Inc. *	77,765	5,483,210
Mercury Systems, Inc. *	42,062	3,066,740
Moog, Inc., Class A	13,432	3,930,741
Woodward, Inc.	46,049	16,481,858
		81,230,967
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. *	51,409	2,665,557
Automobile Components — 1.4%
Adient plc *	90,679	1,832,623
Autoliv, Inc. (Sweden)	30,657	3,223,890
BorgWarner, Inc.	182,607	9,908,256
Dana, Inc.	103,671	3,488,529
Dauch Corp. *	276,932	1,642,207
Fox Factory Holding Corp. *	26,955	443,679
Gentex Corp.	32,418	708,333
LCI Industries	18,101	2,226,061
Lear Corp.	26,269	3,180,650
Patrick Industries, Inc. (a)	26,299	2,921,030
Phinia, Inc.	47,220	3,231,737
		32,806,995
Automobiles — 0.1%
Harley-Davidson, Inc. (a)	32,785	662,913
Thor Industries, Inc.	18,505	1,478,365
Winnebago Industries, Inc.	32,359	1,002,805
		3,144,083
Banks — 7.0%
Ameris Bancorp	61,566	4,801,532
Associated Banc-Corp.	123,935	3,204,959
Atlantic Union Bankshares Corp.	71,995	2,573,101
Axos Financial, Inc. *	40,750	3,467,417
Banc of California, Inc.	125,798	2,211,529
Bank OZK	99,062	4,545,955
BankUnited, Inc.	153,485	6,931,383
Beacon Financial Corp.	116,060	3,481,800
Capitol Federal Financial, Inc.	62,223	443,650
Central Pacific Financial Corp.	82,265	2,629,189
City Holding Co.	24,370	2,912,702
Commerce Bancshares, Inc.	63,000	3,099,600
Cullen/Frost Bankers, Inc.	37,621	5,157,087

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Customers Bancorp, Inc. *	33,929	2,355,012
CVB Financial Corp.	68,764	1,333,334
Dime Community Bancshares, Inc.	164,008	5,546,751
East West Bancorp, Inc.	99,297	10,600,948
FB Financial Corp.	9,500	493,430
First Bancorp (a)	20,143	1,135,058
First BanCorp (Puerto Rico)	221,473	4,730,663
First Financial Bancorp	50,328	1,403,145
First Hawaiian, Inc.	107,369	2,645,572
First Horizon Corp.	241,959	5,506,987
First Interstate BancSystem, Inc., Class A	12,778	426,785
Flagstar Bank NA	149,331	1,966,689
FNB Corp.	317,940	5,315,957
Glacier Bancorp, Inc.	23,056	1,029,912
Hancock Whitney Corp.	39,327	2,500,804
Hanmi Financial Corp.	130,960	3,452,106
Hilltop Holdings, Inc.	119,771	4,290,197
Home BancShares, Inc.	41,684	1,122,550
Hope Bancorp, Inc.	65,175	728,005
Lakeland Financial Corp.	29,082	1,668,725
National Bank Holdings Corp., Class A	42,808	1,676,361
Northwest Bancshares, Inc.	145,232	1,842,994
OFG Bancorp (Puerto Rico)	21,327	862,890
Old National Bancorp	270,561	5,979,398
Pathward Financial, Inc.	50,061	4,466,943
Pinnacle Financial Partners, Inc.	116,522	10,037,205
Prosperity Bancshares, Inc.	27,969	1,878,957
Provident Financial Services, Inc.	67,830	1,435,283
Seacoast Banking Corp. of Florida	14,065	426,029
Simmons First National Corp., Class A	244,529	4,756,089
Southside Bancshares, Inc.	48,529	1,508,767
SouthState Bank Corp.	73,246	6,776,720
Trustmark Corp.	28,943	1,219,658
UMB Financial Corp.	41,188	4,645,595
United Community Banks, Inc.	61,505	1,936,792
Valley National Bancorp	91,268	1,120,771
Webster Financial Corp.	26,249	1,822,206
Westamerica BanCorp	12,650	659,698
Western Alliance Bancorp	35,121	2,488,323
Wintrust Financial Corp.	32,211	4,475,396
WSFS Financial Corp.	33,526	2,194,612
Zions Bancorp NA	33,071	1,905,551
		167,828,772
Beverages — 0.4%
Celsius Holdings, Inc. *	80,127	2,842,906

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Coca-Cola Consolidated, Inc.	23,336	4,474,444
Vita Coco Co., Inc. (The) *	39,003	1,868,634
		9,185,984
Biotechnology — 3.1%
Arrowhead Pharmaceuticals, Inc. *	90,149	5,652,342
BioMarin Pharmaceutical, Inc. *	97,899	5,530,315
Catalyst Pharmaceuticals, Inc. *	111,220	2,753,807
Cytokinetics, Inc. *	43,663	2,877,828
Exelixis, Inc. *	78,947	3,386,037
Halozyme Therapeutics, Inc. *	151,480	9,790,152
Krystal Biotech, Inc. *	8,100	2,092,392
Myriad Genetics, Inc. *	136,563	614,534
Neurocrine Biosciences, Inc. *	48,353	6,370,024
Protagonist Therapeutics, Inc. *	93,194	9,822,648
Sarepta Therapeutics, Inc. *	47,458	1,032,686
United Therapeutics Corp. *	33,752	20,014,261
Vir Biotechnology, Inc. *	410,394	3,677,130
		73,614,156
Broadline Retail — 0.3%
Etsy, Inc. *	57,462	2,871,951
Macy's, Inc.	172,108	3,113,434
Ollie's Bargain Outlet Holdings, Inc. *	26,036	2,396,353
		8,381,738
Building Products — 1.8%
AAON, Inc.	31,484	2,605,301
Advanced Drainage Systems, Inc.	20,374	2,793,887
Apogee Enterprises, Inc.	64,545	2,164,839
Armstrong World Industries, Inc.	35,939	5,922,747
AZZ, Inc.	14,070	1,760,579
Carlisle Cos., Inc.	9,576	3,194,745
Fortune Brands Innovations, Inc.	12,615	491,607
Griffon Corp.	28,818	2,094,492
Masterbrand, Inc. *	62,577	520,015
Owens Corning	67,823	7,339,805
Quanex Building Products Corp.	16,793	301,770
Resideo Technologies, Inc. *	198,171	6,680,344
Simpson Manufacturing Co., Inc.	26,896	4,615,892
UFP Industries, Inc.	28,555	2,630,487
		43,116,510
Capital Markets — 2.7%
Acadian Asset Management, Inc.	34,694	1,888,048
Affiliated Managers Group, Inc.	30,509	8,441,840
BGC Group, Inc., Class A	303,199	2,965,286
Carlyle Group, Inc. (The)	54,430	2,633,868
Cohen & Steers, Inc.	32,893	2,057,457
Evercore, Inc., Class A	22,424	6,693,788

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Federated Hermes, Inc.	83,497	4,735,115
Hamilton Lane, Inc., Class A	8,572	852,057
Houlihan Lokey, Inc.	10,482	1,505,425
Janus Henderson Group plc	109,729	5,636,779
Jefferies Financial Group, Inc.	40,833	1,685,178
MarketAxess Holdings, Inc.	11,285	1,861,799
Moelis & Co., Class A	20,715	1,180,755
Morningstar, Inc.	6,438	1,088,344
Piper Sandler Cos.	61,270	4,690,219
SEI Investments Co.	32,592	2,557,494
StepStone Group, Inc., Class A	36,437	1,738,774
Stifel Financial Corp.	75,210	5,559,523
StoneX Group, Inc. *	32,696	2,636,932
Virtu Financial, Inc., Class A	61,788	2,717,436
Virtus Investment Partners, Inc.	2,957	397,273
WisdomTree, Inc. (a)	140,400	2,044,224
		65,567,614
Chemicals — 2.2%
Ashland, Inc.	28,463	1,582,827
Avient Corp.	76,016	2,759,381
Axalta Coating Systems Ltd. *	63,954	1,771,526
Balchem Corp.	17,609	2,984,373
Celanese Corp., Class A	77,290	5,083,363
Chemours Co. (The)	69,323	1,527,186
Element Solutions, Inc.	234,806	8,016,277
FMC Corp.	71,486	1,230,989
Hawkins, Inc.	2,993	459,725
HB Fuller Co.	63,527	3,918,345
Ingevity Corp. *	18,366	1,308,210
Innospec, Inc.	60,318	4,404,420
Minerals Technologies, Inc.	51,062	3,621,317
Quaker Chemical Corp. (a)	7,142	887,251
RPM International, Inc.	53,949	5,362,531
Sensient Technologies Corp.	25,472	2,201,800
Solstice Advanced Materials, Inc.	48,751	3,712,876
Westlake Corp.	26,498	3,095,496
		53,927,893
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	52,404	2,018,602
Brady Corp., Class A	92,453	7,510,882
Brink's Co. (The)	29,994	3,108,278
Clean Harbors, Inc. *	37,312	10,698,470
Enviri Corp. *	37,745	740,557
Interface, Inc.	32,721	815,407
MillerKnoll, Inc.	48,128	695,931
MSA Safety, Inc.	18,700	3,065,865
OPENLANE, Inc. *	116,696	3,401,688

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
Pitney Bowes, Inc.	80,189	886,088
RB Global, Inc. (Canada)	60,453	5,794,420
Tetra Tech, Inc.	132,388	3,987,527
		42,723,715
Communications Equipment — 0.4%
Digi International, Inc. *	18,086	871,745
NetScout Systems, Inc. *	34,846	1,107,754
Viasat, Inc. *	122,823	5,625,293
Viavi Solutions, Inc. *	50,498	1,680,574
		9,285,366
Construction & Engineering — 2.8%
AECOM	72,759	6,171,418
API Group Corp. *	113,915	4,615,836
Arcosa, Inc.	30,698	3,258,286
Dycom Industries, Inc. *	13,813	4,680,121
Everus Construction Group, Inc. *	16,158	1,907,613
Fluor Corp. *	84,377	3,936,187
Granite Construction, Inc.	65,638	7,868,683
MasTec, Inc. *	47,770	15,369,520
MYR Group, Inc. *	21,894	6,181,114
Primoris Services Corp.	27,311	3,906,565
Sterling Infrastructure, Inc. *	14,163	5,768,165
Valmont Industries, Inc.	9,738	3,891,013
		67,554,521
Construction Materials — 0.2%
Eagle Materials, Inc.	21,824	4,134,557
Knife River Corp. *	14,008	1,143,753
		5,278,310
Consumer Finance — 1.0%
Ally Financial, Inc.	195,164	7,656,284
Encore Capital Group, Inc. *	50,306	3,527,457
Enova International, Inc. *	33,992	4,617,133
FirstCash Holdings, Inc.	18,699	3,515,412
Navient Corp.	27,435	224,418
PROG Holdings, Inc.	78,295	2,246,284
SLM Corp. (a)	95,910	2,053,433
		23,840,421
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	122,200	2,082,288
Andersons, Inc. (The)	52,695	3,782,447
BJ's Wholesale Club Holdings, Inc. *	73,837	7,267,038
Casey's General Stores, Inc.	20,890	15,204,995
Chefs' Warehouse, Inc. (The) *	28,992	1,723,574
Maplebear, Inc. *	112,876	4,228,335
Performance Food Group Co. *	91,108	7,804,311

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
PriceSmart, Inc.	6,807	1,024,454
Sprouts Farmers Market, Inc. *	43,750	3,374,438
United Natural Foods, Inc. *	48,689	2,193,926
US Foods Holding Corp. *	128,397	11,839,487
		60,525,293
Containers & Packaging — 0.9%
AptarGroup, Inc.	30,160	3,800,763
Crown Holdings, Inc.	78,510	7,870,627
Greif, Inc., Class A	28,773	1,929,805
O-I Glass, Inc. *	165,662	1,741,108
Sealed Air Corp.	10,753	452,164
Silgan Holdings, Inc.	72,587	2,816,376
Sonoco Products Co.	68,110	3,684,070
		22,294,913
Distributors — 0.1%
LKQ Corp.	78,563	2,307,395
Diversified Consumer Services — 1.2%
Covista, Inc. *	30,963	3,568,486
Duolingo, Inc., Class A *	27,234	2,684,455
Frontdoor, Inc. *	42,202	2,230,798
Graham Holdings Co., Class B	936	989,595
Grand Canyon Education, Inc. *	26,812	4,558,844
H&R Block, Inc.	43,250	1,372,755
Laureate Education, Inc., Class A *	65,758	2,291,009
OneSpaWorld Holdings Ltd. (Bahamas)	52,195	1,197,875
Perdoceo Education Corp.	60,315	2,244,321
Service Corp. International	67,838	5,597,314
Stride, Inc. *	19,747	1,741,093
		28,476,545
Diversified REITs — 0.5%
American Assets Trust, Inc.	74,947	1,379,774
Essential Properties Realty Trust, Inc.	218,424	6,631,353
WP Carey, Inc.	75,674	5,142,805
		13,153,932
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.	194,419	5,393,183
Lumen Technologies, Inc. *	488,441	3,394,665
Uniti Group, Inc.	67,695	634,979
		9,422,827
Electric Utilities — 0.8%
IDACORP, Inc.	25,692	3,673,186
OGE Energy Corp.	211,270	10,132,509
Otter Tail Corp.	73,382	6,440,738
		20,246,433

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 1.9%
Acuity, Inc.	14,574	4,083,926
EnerSys	47,556	8,261,428
Nextpower, Inc., Class A *	71,475	8,616,311
nVent Electric plc	130,189	15,398,755
Regal Rexnord Corp.	33,217	6,220,216
Sunrun, Inc. *	221,381	3,001,927
		45,582,563
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc.	20,650	6,663,961
Arrow Electronics, Inc. *	50,970	7,309,608
Badger Meter, Inc.	14,216	2,165,808
Belden, Inc.	25,123	2,884,874
Benchmark Electronics, Inc.	88,838	4,980,258
CTS Corp.	34,244	1,635,493
Fabrinet (Thailand) *	25,093	13,086,501
Flex Ltd. *	172,613	11,299,247
IPG Photonics Corp. *	22,850	2,618,382
Knowles Corp. *	62,004	1,592,263
Littelfuse, Inc.	11,672	3,960,893
Plexus Corp. *	32,787	6,640,679
Sanmina Corp. *	49,874	6,465,665
TTM Technologies, Inc. *	79,797	7,773,824
Vishay Intertechnology, Inc.	122,026	2,196,468
Vontier Corp.	74,495	2,642,338
		83,916,262
Energy Equipment & Services — 1.8%
Bristow Group, Inc., Class A	48	2,251
Helix Energy Solutions Group, Inc. *	115,578	1,143,066
Helmerich & Payne, Inc.	39,659	1,428,914
Liberty Energy, Inc.	183,712	5,290,906
Noble Corp. plc (a)	29,375	1,441,431
NOV, Inc.	117,418	2,208,632
Oceaneering International, Inc. *	126,539	4,488,338
Patterson-UTI Energy, Inc.	47,213	511,317
TechnipFMC plc (United Kingdom)	256,077	17,702,603
Tidewater, Inc. *	38,169	3,189,020
Valaris Ltd. *	36,345	3,563,264
Weatherford International plc	20,955	1,981,924
		42,951,666
Entertainment — 0.2%
Cinemark Holdings, Inc.	58,599	1,671,243
Madison Square Garden Sports Corp. *	10,674	3,430,624
		5,101,867
Financial Services — 1.9%
Enact Holdings, Inc.	40,413	1,649,254
Equitable Holdings, Inc.	110,305	4,093,419

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Essent Group Ltd.	68,785	4,019,795
Euronet Worldwide, Inc. *	11,323	751,507
EVERTEC, Inc. (Puerto Rico)	86,562	2,442,780
HA Sustainable Infrastructure Capital, Inc.	95,869	3,523,186
Jackson Financial, Inc., Class A	33,619	3,554,201
MGIC Investment Corp.	130,182	3,417,277
NCR Atleos Corp. *	55,519	2,419,518
NMI Holdings, Inc., Class A *	132,837	4,982,716
Radian Group, Inc.	68,859	2,277,856
Shift4 Payments, Inc., Class A * (a)	31,485	1,376,839
Voya Financial, Inc.	45,630	3,117,442
Walker & Dunlop, Inc.	18,393	816,281
WEX, Inc. *	51,333	7,856,002
		46,298,073
Food Products — 0.7%
Cal-Maine Foods, Inc.	22,696	1,796,388
Darling Ingredients, Inc. *	76,862	4,753,915
Freshpet, Inc. *	18,878	1,113,047
Lamb Weston Holdings, Inc.	56,987	2,408,271
Marzetti Co. (The)	8,985	1,242,895
Post Holdings, Inc. *	48,423	4,787,098
Simply Good Foods Co. (The) *	48,930	702,145
Vital Farms, Inc. * (a)	26,874	379,461
		17,183,220
Gas Utilities — 0.8%
MDU Resources Group, Inc.	121,073	2,508,633
Southwest Gas Holdings, Inc.	83,809	7,283,002
Spire, Inc.	15,486	1,402,102
UGI Corp.	195,959	7,136,827
		18,330,564
Ground Transportation — 0.9%
ArcBest Corp.	29,901	2,941,062
Knight-Swift Transportation Holdings, Inc.	8,840	509,007
Lyft, Inc., Class A *	69,800	928,340
Ryder System, Inc.	21,981	4,499,731
Saia, Inc. *	5,487	1,927,473
XPO, Inc. *	52,305	10,175,938
		20,981,551
Health Care Equipment & Supplies — 2.0%
Embecta Corp.	201,567	1,781,852
Glaukos Corp. *	45,177	4,863,756
Globus Medical, Inc., Class A *	94,152	8,112,136
Haemonetics Corp. *	65,372	3,684,366
Inspire Medical Systems, Inc. *	13,580	700,456
Integer Holdings Corp. *	18,480	1,626,240
Integra LifeSciences Holdings Corp. *	40,826	384,581

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Lantheus Holdings, Inc. *	50,875	3,858,869
Masimo Corp. *	21,655	3,851,775
Merit Medical Systems, Inc. *	28,900	1,992,077
Omnicell, Inc. *	23,999	801,087
Penumbra, Inc. *	21,104	6,929,920
QuidelOrtho Corp. *	78,119	1,283,495
Tandem Diabetes Care, Inc. *	196,151	3,760,215
Teleflex, Inc.	37,302	4,461,692
		48,092,517
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc. * (a)	50,679	1,185,382
Addus HomeCare Corp. *	8,564	802,019
Chemed Corp.	9,640	3,641,413
CorVel Corp. *	21,769	1,189,676
Encompass Health Corp.	74,733	7,228,923
HealthEquity, Inc. *	20,703	1,730,150
Hims & Hers Health, Inc. * (a)	93,563	1,942,368
NeoGenomics, Inc. *	367,570	2,727,369
Option Care Health, Inc. *	149,248	4,017,756
Progyny, Inc. *	87,751	1,490,012
Tenet Healthcare Corp. *	40,987	7,734,657
		33,689,725
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	106,644	5,029,331
CareTrust REIT, Inc.	138,402	5,072,433
Healthcare Realty Trust, Inc., Class A	175,126	2,975,391
LTC Properties, Inc.	18,908	702,621
Omega Healthcare Investors, Inc.	140,698	6,165,386
Sabra Health Care REIT, Inc.	249,229	4,792,674
		24,737,836
Health Care Technology — 0.4%
Doximity, Inc., Class A *	75,291	1,754,280
HealthStream, Inc.	232,477	4,814,599
Schrodinger, Inc. *	193,477	2,197,899
		8,766,778
Hotel & Resort REITs — 0.3%
DiamondRock Hospitality Co.	230,453	2,159,345
Sunstone Hotel Investors, Inc.	89,607	807,359
Xenia Hotels & Resorts, Inc.	299,227	4,437,536
		7,404,240
Hotels, Restaurants & Leisure — 2.6%
Aramark	127,766	5,179,634
BJ's Restaurants, Inc. *	11,439	401,509
Boyd Gaming Corp.	43,201	3,550,258
Brinker International, Inc. *	20,364	2,907,368

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc. *	28,560	754,841
Cava Group, Inc. * (a)	78,536	6,353,562
Cheesecake Factory, Inc. (The) (a)	21,314	1,166,942
Churchill Downs, Inc.	51,410	4,618,160
Dutch Bros, Inc., Class A *	34,640	1,754,862
Hilton Grand Vacations, Inc. *	100,744	3,941,105
Marriott Vacations Worldwide Corp.	23,437	1,526,217
Monarch Casino & Resort, Inc.	30,541	2,919,720
Planet Fitness, Inc., Class A *	66,840	4,971,559
Red Rock Resorts, Inc., Class A	22,164	1,182,671
Shake Shack, Inc., Class A *	49,743	4,400,763
Texas Roadhouse, Inc.	7,619	1,258,202
Travel + Leisure Co.	88,982	6,156,665
United Parks & Resorts, Inc. * (a)	58,612	1,914,268
Vail Resorts, Inc. (a)	5,918	759,398
Wendy's Co. (The) (a)	89,898	624,791
Wingstop, Inc. (a)	13,793	2,137,501
Wyndham Hotels & Resorts, Inc.	38,051	3,090,883
		61,570,879
Household Durables — 2.0%
Cavco Industries, Inc. *	3,768	1,824,805
Century Communities, Inc.	15,357	881,185
Champion Homes, Inc. *	37,918	2,819,962
Ethan Allen Interiors, Inc.	14,655	326,220
Green Brick Partners, Inc. *	44,530	2,869,959
Installed Building Products, Inc.	13,964	3,702,555
KB Home	34,895	1,805,816
La-Z-Boy, Inc.	18,802	604,296
Leggett & Platt, Inc.	67,797	669,834
M/I Homes, Inc. *	25,462	3,117,822
Meritage Homes Corp.	32,742	2,024,765
Somnigroup International, Inc.	90,918	6,720,659
Sonos, Inc. *	201,898	2,705,433
Taylor Morrison Home Corp. *	82,602	4,810,740
Toll Brothers, Inc.	59,819	8,163,499
TopBuild Corp. *	15,540	5,459,202
		48,506,752
Household Products — 0.1%
Central Garden & Pet Co., Class A *	25,601	829,984
Reynolds Consumer Products, Inc.	33,261	704,468
		1,534,452
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class C	163,346	6,417,864
Talen Energy Corp. *	22,483	7,177,248
		13,595,112

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 0.7%
EastGroup Properties, Inc.	37,403	6,922,921
First Industrial Realty Trust, Inc.	147,583	8,537,677
LXP Industrial Trust	26,121	1,208,358
STAG Industrial, Inc.	15,353	553,629
Terreno Realty Corp.	11,741	721,132
		17,943,717
Insurance — 2.8%
American Financial Group, Inc.	35,078	4,479,811
AMERISAFE, Inc.	29,922	997,300
Assured Guaranty Ltd.	27,214	2,217,397
CNO Financial Group, Inc.	75,265	3,090,381
Employers Holdings, Inc.	65,459	2,692,983
Fidelity National Financial, Inc.	124,158	5,758,448
First American Financial Corp.	66,460	4,006,873
Genworth Financial, Inc., Class A *	198,442	1,611,349
Horace Mann Educators Corp.	17,325	739,431
Kinsale Capital Group, Inc.	6,303	2,153,483
Mercury General Corp.	38,320	3,377,908
Old Republic International Corp.	21,383	853,182
Palomar Holdings, Inc. *	13,910	1,662,245
Primerica, Inc.	11,126	2,786,840
Reinsurance Group of America, Inc.	40,862	8,342,386
RenaissanceRe Holdings Ltd. (Bermuda)	19,211	5,710,086
RLI Corp.	92,491	5,275,687
Safety Insurance Group, Inc.	54,754	3,977,331
Selective Insurance Group, Inc.	15,793	1,190,634
Unum Group	73,404	5,360,694
		66,284,449
Interactive Media & Services — 0.4%
Cargurus, Inc., Class A *	116,279	3,959,300
Pinterest, Inc., Class A *	173,807	3,187,620
Ziff Davis, Inc. *	54,001	2,265,882
		9,412,802
IT Services — 1.5%
ASGN, Inc. *	35,073	1,357,676
DigitalOcean Holdings, Inc. *	115,825	9,935,469
DXC Technology Co. *	102,249	1,285,270
Grid Dynamics Holdings, Inc. *	190,715	1,087,076
Kyndryl Holdings, Inc. *	103,111	1,352,816
Okta, Inc. *	117,971	9,285,497
Twilio, Inc., Class A *	95,065	11,961,078
		36,264,882
Leisure Products — 0.4%
Acushnet Holdings Corp.	13,983	1,307,131
Brunswick Corp.	30,462	2,216,415
Callaway Golf Co. *	168,947	2,344,984

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Mattel, Inc. *	98,109	1,425,524
Polaris, Inc.	192	10,464
YETI Holdings, Inc. *	47,589	1,741,282
		9,045,800
Life Sciences Tools & Services — 1.1%
Avantor, Inc. *	349,416	2,739,421
Azenta, Inc. *	42,013	887,735
Bio-Rad Laboratories, Inc., Class A *	7,262	2,024,282
Bruker Corp.	57,547	2,078,598
Fortrea Holdings, Inc. *	268,404	2,528,366
Illumina, Inc. *	51,506	6,348,630
Medpace Holdings, Inc. *	15,389	7,389,644
Repligen Corp. *	10,692	1,259,731
		25,256,407
Machinery — 5.2%
AGCO Corp.	29,963	3,471,813
Alamo Group, Inc.	14,331	2,364,185
Chart Industries, Inc. *	20,034	4,142,030
Crane Co.	26,023	4,449,933
Donaldson Co., Inc.	121,741	10,332,159
Enpro, Inc.	29,501	7,394,426
Esab Corp.	24,828	2,399,874
ESCO Technologies, Inc.	8,388	2,360,132
Federal Signal Corp.	28,745	3,108,484
Flowserve Corp.	76,083	5,592,861
Graco, Inc.	30,175	2,554,314
Greenbrier Cos., Inc. (The)	12,974	683,081
ITT, Inc.	44,374	8,454,578
Kennametal, Inc.	37,992	1,372,651
Lincoln Electric Holdings, Inc.	24,501	6,102,709
Lindsay Corp.	9,188	1,094,015
Mueller Industries, Inc.	64,215	7,115,022
Oshkosh Corp.	35,087	5,165,157
Proto Labs, Inc. *	68,093	3,882,663
RBC Bearings, Inc. *	22,072	11,987,745
SPX Technologies, Inc. *	24,187	4,835,949
Standex International Corp.	4,192	1,068,373
Tennant Co.	9,734	646,338
Terex Corp.	41,244	2,437,520
Timken Co. (The)	55,518	5,583,445
Toro Co. (The)	30,488	2,848,799
Trinity Industries, Inc.	37,197	1,196,999
Watts Water Technologies, Inc., Class A	33,759	9,799,900
Worthington Enterprises, Inc.	25,705	1,340,259
		123,785,414

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Marine Transportation — 0.4%
Kirby Corp. *	35,043	4,656,514
Matson, Inc.	30,806	5,050,335
		9,706,849
Media — 0.6%
John Wiley & Sons, Inc., Class A	41,855	1,594,675
New York Times Co. (The), Class A	95,617	8,006,011
Nexstar Media Group, Inc.	8,843	1,599,080
Scholastic Corp.	41,143	1,607,046
TechTarget, Inc. *	239,048	927,506
		13,734,318
Metals & Mining — 2.0%
Alcoa Corp.	49,279	3,268,676
Alpha Metallurgical Resources, Inc. *	4,815	988,375
Century Aluminum Co. *	48,089	2,822,344
Cleveland-Cliffs, Inc. *	107,834	911,197
Commercial Metals Co.	71,877	4,415,404
Hecla Mining Co.	328,723	6,124,110
Materion Corp.	22,136	3,201,972
MP Materials Corp. * (a)	45,090	2,176,043
Reliance, Inc.	33,372	10,142,418
Royal Gold, Inc.	32,112	8,172,183
Warrior Met Coal, Inc.	49,058	4,569,753
		46,792,475
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	117,764	2,490,708
Apollo Commercial Real Estate Finance, Inc.	168,494	1,779,297
Ellington Financial, Inc.	220,621	2,614,359
PennyMac Mortgage Investment Trust	36,365	424,016
Starwood Property Trust, Inc.	112,773	1,941,951
		9,250,331
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	27,277	1,798,645
Unitil Corp.	65,985	3,447,057
		5,245,702
Office REITs — 0.6%
COPT Defense Properties	167,239	5,117,513
Cousins Properties, Inc.	125,027	2,821,859
Highwoods Properties, Inc.	55,284	1,183,631
Kilroy Realty Corp.	51,980	1,466,356
SL Green Realty Corp. (a)	32,775	1,210,709
Vornado Realty Trust	76,580	1,990,314
		13,790,382
Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp. *	132,663	5,630,218
California Resources Corp.	40,817	2,825,353

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Chord Energy Corp.	75,814	10,779,235
CNX Resources Corp. *	144,438	5,568,085
Core Natural Resources, Inc.	10,273	1,075,891
Dorian LPG Ltd.	16,289	557,084
DT Midstream, Inc.	67,711	9,118,640
HF Sinclair Corp.	148,798	9,283,507
Magnolia Oil & Gas Corp., Class A	156,457	4,939,348
Matador Resources Co.	83,252	5,259,861
Murphy Oil Corp.	37,664	1,553,640
Ovintiv, Inc.	155,274	9,217,065
Par Pacific Holdings, Inc. *	90,564	5,672,929
PBF Energy, Inc., Class A	11,099	528,534
Peabody Energy Corp.	58,072	1,913,472
Permian Resources Corp., Class A	218,995	4,668,973
Range Resources Corp.	141,190	6,378,964
REX American Resources Corp. *	38,480	1,753,534
SM Energy Co.	162,022	5,051,846
Viper Energy, Inc.	49,543	2,328,026
World Kinect Corp.	35,758	824,937
		94,929,142
Paper & Forest Products — 0.0% ^
Louisiana-Pacific Corp.	15,937	1,159,417
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	21,405	787,276
Allegiant Travel Co. *	6,807	551,639
American Airlines Group, Inc. *	972	10,439
JetBlue Airways Corp. *	226,432	1,000,830
SkyWest, Inc. *	27,153	2,493,460
Sun Country Airlines Holdings, Inc. *	67,070	1,107,996
		5,951,640
Personal Care Products — 0.2%
BellRing Brands, Inc. *	136,344	2,193,775
Coty, Inc., Class A *	347,831	699,140
elf Beauty, Inc. * (a)	48,923	2,965,223
		5,858,138
Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc. *	45,865	1,848,818
Elanco Animal Health, Inc. *	161,035	3,853,567
Jazz Pharmaceuticals plc *	48,574	9,182,915
Ligand Pharmaceuticals, Inc. *	15,432	3,080,999
Phibro Animal Health Corp., Class A	53,580	2,963,510
Prestige Consumer Healthcare, Inc. *	22,550	1,336,538
Supernus Pharmaceuticals, Inc. *	27,823	1,438,171
		23,704,518
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp., Class A	75,333	5,878,234

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
CACI International, Inc., Class A *	9,773	5,315,241
Concentrix Corp.	46,116	1,261,734
ExlService Holdings, Inc. *	94,485	2,877,068
FTI Consulting, Inc. *	24,369	4,307,708
KBR, Inc.	134,734	4,966,295
Korn Ferry	25,028	1,575,513
Maximus, Inc.	59,038	3,784,336
Paylocity Holding Corp. *	11,853	1,280,598
Science Applications International Corp.	21,255	2,017,525
TransUnion	52,761	3,650,534
Upwork, Inc. *	268,971	2,947,922
		39,862,708
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd. *	48,334	592,575
Jones Lang LaSalle, Inc. *	30,144	9,173,422
St. Joe Co. (The)	16,871	1,059,499
		10,825,496
Residential REITs — 0.6%
American Homes 4 Rent, Class A	155,236	4,334,189
Centerspace	21,483	1,234,198
Equity LifeStyle Properties, Inc.	95,397	5,954,681
Independence Realty Trust, Inc.	111,632	1,662,200
Veris Residential, Inc.	41,495	783,011
		13,968,279
Retail REITs — 1.8%
Agree Realty Corp.	121,466	9,156,107
Brixmor Property Group, Inc.	204,421	5,887,325
Curbline Properties Corp.	141,313	3,644,462
Getty Realty Corp.	138,859	4,415,716
Kite Realty Group Trust	128,957	3,165,894
Macerich Co. (The)	183,305	3,464,465
NNN REIT, Inc.	148,120	6,225,484
Phillips Edison & Co., Inc.	60,410	2,260,542
Saul Centers, Inc. (a)	43,414	1,414,428
Tanger, Inc.	58,500	1,987,830
Urban Edge Properties	57,049	1,139,839
Whitestone	82,307	1,329,258
		44,091,350
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A *	86,522	3,404,641
Alpha & Omega Semiconductor Ltd. *	106,383	2,357,447
CEVA, Inc. *	104,545	1,952,901
Diodes, Inc. *	58,022	3,960,582
FormFactor, Inc. *	44,510	4,317,025
Impinj, Inc. * (a)	29,372	3,016,504
Lattice Semiconductor Corp. * (a)	72,582	6,732,706

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
MACOM Technology Solutions Holdings, Inc. *	36,326	8,066,915
MaxLinear, Inc. *	160,706	2,794,677
MKS, Inc.	47,023	10,806,356
Photronics, Inc. *	118,413	4,785,069
Qorvo, Inc. *	62,589	4,844,388
Rambus, Inc. *	69,031	5,938,737
Semtech Corp. *	39,221	3,015,703
SiTime Corp. *	9,672	3,340,225
Synaptics, Inc. *	53,692	3,760,588
Ultra Clean Holdings, Inc. *	65,443	4,069,246
Universal Display Corp.	25,853	2,369,686
Veeco Instruments, Inc. *	3,858	130,632
		79,664,028
Software — 2.7%
ACI Worldwide, Inc. *	31,943	1,309,983
Appfolio, Inc., Class A *	18,551	2,927,719
Bill Holdings, Inc. *	44,303	1,696,805
BlackLine, Inc. *	77,949	2,884,113
Box, Inc., Class A *	124,364	2,939,965
Cleanspark, Inc. * (a)	146,140	1,243,651
Commvault Systems, Inc. *	31,618	2,462,726
Docusign, Inc., Class A *	117,644	5,577,502
Dynatrace, Inc. *	147,596	5,458,100
Guidewire Software, Inc. *	14,170	2,119,265
InterDigital, Inc. (a)	17,354	5,240,908
LiveRamp Holdings, Inc. *	126,762	3,361,728
Manhattan Associates, Inc. *	48,315	6,431,693
MARA Holdings, Inc. * (a)	392,374	3,201,772
Nutanix, Inc., Class A *	197,404	7,503,326
Pegasystems, Inc.	77,585	3,302,018
Q2 Holdings, Inc. *	57,659	2,727,271
Qualys, Inc. *	31,051	2,727,830
RingCentral, Inc., Class A	30,138	1,120,832
Sprinklr, Inc., Class A *	226,918	1,361,508
		65,598,715
Specialized REITs — 1.1%
CubeSmart	224,657	8,233,679
Four Corners Property Trust, Inc.	239,074	5,654,100
Gaming and Leisure Properties, Inc.	71,034	3,151,779
Lamar Advertising Co., Class A	40,479	5,127,070
Millrose Properties, Inc., Class A	78,907	2,209,396
Rayonier, Inc.	132,925	2,740,913
		27,116,937
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A *	21,990	2,009,226
Academy Sports & Outdoors, Inc.	16,306	920,474

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Advance Auto Parts, Inc.	21,165	1,116,454
American Eagle Outfitters, Inc.	132,640	2,215,088
Asbury Automotive Group, Inc. *	7,723	1,509,151
AutoNation, Inc. *	14,226	2,777,769
Bath & Body Works, Inc.	153,294	2,861,999
Boot Barn Holdings, Inc. *	15,024	2,198,913
Buckle, Inc. (The)	16,112	811,400
Burlington Stores, Inc. *	32,909	10,707,930
CarMax, Inc. *	88,715	3,688,770
Chewy, Inc., Class A *	100,896	2,724,192
Dick's Sporting Goods, Inc.	15,878	3,148,449
Five Below, Inc. *	36,992	8,451,932
Floor & Decor Holdings, Inc., Class A * (a)	30,938	1,571,650
GameStop Corp., Class A * (a)	189,421	4,364,260
Gap, Inc. (The)	123,727	2,994,193
Group 1 Automotive, Inc.	4,522	1,495,109
Lithia Motors, Inc., Class A	12,090	3,019,115
MarineMax, Inc. *	59,412	1,607,689
Murphy USA, Inc.	8,500	4,198,745
Penske Automotive Group, Inc.	19,392	2,899,492
Sally Beauty Holdings, Inc. *	60,252	834,490
Signet Jewelers Ltd.	53,193	4,502,255
Sonic Automotive, Inc., Class A	8,938	612,879
Urban Outfitters, Inc. *	16,686	1,057,058
Valvoline, Inc. *	26,051	877,398
Victoria's Secret & Co. *	78,459	3,637,359
		78,813,439
Technology Hardware, Storage & Peripherals — 0.4%
Everpure, Inc., Class A *	142,990	8,442,130
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. *	178,611	3,147,126
Crocs, Inc. *	26,508	2,200,694
G-III Apparel Group Ltd.	23,303	645,493
Kontoor Brands, Inc.	24,197	1,700,807
PVH Corp.	28,650	1,998,624
VF Corp.	158,495	2,692,830
Wolverine World Wide, Inc.	43,204	705,090
		13,090,664
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	15,216	4,037,109
Boise Cascade Co.	32,904	2,495,769
Core & Main, Inc., Class A *	10,198	503,781
DXP Enterprises, Inc. *	44,908	6,274,995
GATX Corp.	23,162	3,954,680
MSC Industrial Direct Co., Inc., Class A	27,060	2,496,826
Rush Enterprises, Inc., Class A	23,107	1,527,604

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
Watsco, Inc. (a)	4,122	1,499,542
WESCO International, Inc.	23,968	6,558,124
		29,348,430
Water Utilities — 0.1%
American States Water Co.	20,782	1,571,535
California Water Service Group	27,488	1,246,306
Essential Utilities, Inc.	14,240	573,445
		3,391,286
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	131,689	529,390
Telephone and Data Systems, Inc.	48,592	2,045,723
		2,575,113
Total Common Stocks (Cost $2,022,736,201)		2,309,728,955
	NO. OF WARRANTS
Warrants — 0.0% ^
Specialty Retail — 0.0% ^
GameStop Corp. expiring 10/30/2026, price 32.00 USD (United States) * (Cost $—)	17,102	66,015
	SHARES
Short-Term Investments — 4.9%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $80,543,320)	80,539,215	80,547,269
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $35,731,118)	35,731,118	35,731,118
Total Short-Term Investments (Cost $116,274,438)		116,278,387
Total Investments — 101.1% (Cost $2,139,010,639)		2,426,073,357
Liabilities in Excess of Other Assets — (1.1)%		(25,598,091)
NET ASSETS — 100.0%		2,400,475,266

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $36,191,656.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	175	06/18/2026	USD	21,973,000	(132,841)
S&P Midcap 400 E-Mini Index	198	06/18/2026	USD	67,270,500	228,418
					95,577

Abbreviations
USD	United States Dollar

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,426,073,357	$—	$—	$2,426,073,357
Appreciation in Other Financial Instruments
Futures Contracts (a)	$228,418	$—	$—	$228,418
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(132,841)	$—	$—	$(132,841)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$95,577	$—	$—	$95,577

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$209,448,234	$128,887,074	$(17,840)	$3,949	$80,547,269	80,539,215	$193,008	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	29,423,749	435,541,671	429,234,302	—	—	35,731,118	35,731,118	1,653,956	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	53,186,146	238,561,028	291,747,174	—	—	—	—	1,246,054	—
Total	$82,609,895	$883,550,933	$849,868,550	$(17,840)	$3,949	$116,278,387		$3,093,018	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.